Issued share capital, share premium account and share options - Share price (Details) Options in Millions	12 Months Ended
	Mar. 31, 2021 Options € / shares	Mar. 31, 2020 Options € / shares	Mar. 31, 2019 Options € / shares
Disclosure of classes of share capital [line items]
Share price	€ 16.55	€ 9.33	€ 11.67
Average share price	€ 13.01	€ 11.77	€ 13.28
Number of options exercisable | Options	10.9	0.0	0.0
Number of options exercised | Options	3.6	3.0	0.0
Minimum
Disclosure of classes of share capital [line items]
Share price	€ 8.20	€ 8.32	€ 10.04
Maximum
Disclosure of classes of share capital [line items]
Share price	€ 17.56	€ 16.07	€ 16.72